General: Business (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Business

(d)         Business

The Group operates in four business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke), ferroalloy (comprising nickel, chrome and ferrosilicon) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs.